Intangible Assets and Goodwill - Schedule of Definite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 5,060	$ 5,184
Accumulated Amortization	$ 2,944	1,655
Programming Contract
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (in years)	9 months 18 days
Gross Carrying Amount	$ 2,154	2,154
Accumulated Amortization	1,934	1,640
Net Carrying Amount	$ 220	514
Customer List
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (in years)	2 years
Gross Carrying Amount	$ 2,906	3,030
Accumulated Amortization	1,010	15
Net Carrying Amount	$ 1,896	$ 3,015